INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	12 Months Ended
Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	06/30/2025	06/30/2024
Cash at bank and on hand	19,488,145	24,973,048
Mutual funds	13,206,934	19,500,222
	32,695,079	44,473,270

Schedule of other financial assets

	06/30/2025	06/30/2024
Current
US Treasury bills	—	1,993,668
Mutual funds	144,606	6,658,805
Shares of Moolec Science S.A.	976,425	1,530,375
Other investments	919,007	1,512,680
	2,040,038	11,695,528

	06/30/2025	06/30/2024
Non-current
Shares of Bioceres Group PLC.	—	444,473
Other investments	58	190,080
	58	634,553

Schedule of trade receivables

	06/30/2025	06/30/2024
Current
Trade debtors	171,840,254	205,057,590
Allowance for impairment of trade debtors	(13,847,745)	(7,050,280)
Shareholders and other related parties (Note 17)	122	141,224
Allowance for credit notes to be issued	(711,663)	(2,905,624)
Trade debtors - Joint ventures and associates (Note 17)	4,179	782,142
Deferred checks	8,574,786	11,295,922
	165,859,933	207,320,974

	06/30/2025	06/30/2024
Non-current
Trade debtors	2,123,463	—
Allowance for impairment of trade debtors	(275,718)	—
Shareholders and other related parties (Note 17)	249,579	—
Trade debtors - Joint ventures and associates (Note 17)	409,510	—
	2,506,834	—

Schedule of other receivables

	06/30/2025	06/30/2024
Current
Taxes	8,884,305	5,019,659
Shareholders and other related parties (Note 17)	77,045	—
Other receivables - Joint ventures and associates (Note 17)	200,000	207,449
Prepayments to suppliers	5,834,158	10,242,075
Prepaid expenses and other receivables	251,590	1,594,152
Miscellaneous	614,883	1,235,337
	15,861,981	18,298,672

	06/30/2025	06/30/2024
Non-current
Taxes	576,538	752,045
Shareholders and other related parties (Note 17)	2,698,047	—
Other receivables - Joint ventures and associates (Note 17)	18,947,793	15,495,543
Reimbursements over exports	1,204,269	1,461,038
Loans receivables	230,000	230,000
Miscellaneous	3,883	18,495
	23,660,530	17,957,121

Schedule of inventories

	06/30/2025	06/30/2024
Seeds	5,317,730	5,967,231
Resale products	42,228,777	53,788,333
Manufactured products	13,648,705	26,081,250
Goods in transit	6,024,201	5,618,540
Supplies	19,286,246	22,546,093
Agricultural products	4,612,064	15,015,884
Allowance for obsolescence	(3,506,454)	(3,087,563)
	87,611,269	125,929,768

Net of agricultural products	82,999,205	110,913,884

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	220,682	73,452	—	294,134
Initial recognition and changes in the fair value of biological assets at the point of harvest	593,001	435,725	579,313	158,080	(1,256)	1,764,863
Costs incurred during the year	1,959,381	1,814,249	444,303	162,342	55,063	4,435,338
Decrease due to harvest/disposals	(1,275,688)	(1,148,288)	(1,244,298)	(393,874)	(53,807)	(4,115,955)
Year ended June 30, 2025	1,276,694	1,101,686	—	—	—	2,378,380

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	87,785	59,057	—	146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	(352,199)	(32,674)	231,526	106,605	996	(45,746)
Costs incurred during the year	1,423,732	792,235	220,679	73,452	137,680	2,647,778
Decrease due to harvest/disposals	(1,071,533)	(759,561)	(319,308)	(165,662)	(138,676)	(2,454,740)
Year ended June 30, 2024	—	—	220,682	73,452	—	294,134

Schedule of property plant and equipment

	Net						Net
	carrying					Foreign	carrying
	amount				Depreciation	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	of the year	translation	06/30/2025
Office equipment	410,338	39,611	—	(4,791)	(78,901)	3,194	369,451
Vehicles	2,200,349	35,915	—	(17,239)	(882,264)	1,023	1,337,784
Equipment and computer software	507,469	65,953	—	(323)	(256,198)	14,862	331,763
Fixtures and fittings	2,786,470	9,084	225,338	(6,789)	(860,822)	6,350	2,159,631
Machinery and equipment	16,710,328	563,352	122,653	(143,947)	(2,891,448)	80,931	14,441,869
Land and buildings	39,677,902	—	348,085	—	(1,021,176)	71,315	39,076,126
Buildings in progress	12,280,422	5,264,663	(696,076)	—	—	9,753	16,858,762
Total	74,573,278	5,978,578	—	(173,089)	(5,990,809)	187,428	74,575,386

	Net		Additions					Net
	carrying		from	Reclassification			Foreign	carrying
	amount		business	from Investment		Depreciation	currency	amount
Class	06/30/2023	Additions	combination	properties	Disposals	of the year	translation	06/30/2024
Office equipment	263,892	235,900	2,242	—	—	(77,639)	(14,057)	410,338
Vehicles	2,032,853	904,798	173,190	—	(1,677)	(908,040)	(775)	2,200,349
Equipment and computer software	174,399	702,842	462	—	(8,184)	(333,521)	(28,529)	507,469
Fixtures and fittings	2,862,949	703,027	28,672	—	6,295	(812,810)	(1,663)	2,786,470
Machinery and equipment	14,463,756	5,459,571	1,084	—	(154,492)	(2,649,074)	(410,517)	16,710,328
Land and buildings	36,144,792	1,835,054	—	3,222,044	53,217	(982,165)	(595,040)	39,677,902
Buildings in progress	11,911,194	72,480	610,926	—	(106,421)	—	(207,757)	12,280,422
Total	67,853,835	9,913,672	816,576	3,222,044	(211,262)	(5,763,249)	(1,258,338)	74,573,278

Schedule of the carrying amounts that would have been recognized if land and building were stated at cost

Class of property	06/30/2025	06/30/2024
Land and buildings	28,304,611	27,876,636

Schedule of net carrying amount of each class of intangibles

	Net					Net
	carrying				Foreign	carrying
	amount		Transfers/	Amortization	currency	amount
Class	06/30/2024	Additions	Disposals	of the year	translation	06/30/2025
Seed and integrated products
HB4 technology and breeding program (*)	35,574,371	3,164,283	—	(2,274,483)	—	36,464,171
Integrated seed products (*)	2,681,826	—	—	(194,339)	38,923	2,526,410
Crop nutrition
Microbiological products	41,187,249	286,665	3,605,198	(1,511,420)	3,126	43,570,818
Microbiological products in progress	10,452,861	5,163,500	(3,706,661)	—	—	11,909,700
Other intangible assets
Trademarks and patents	48,028,369	158,557	(122,305)	(4,080,753)	—	43,983,868
Trademarks and patents with indefinite useful lives	9,922,989	—	122,305	—	—	10,045,294
Software	1,827,983	16,222	146,839	(676,995)	(102)	1,313,947
Software in progress	580,728	176,064	(146,839)	—	—	609,953
Customer loyalty	21,636,760	—	—	(1,368,659)	—	20,268,101
RG/RS/OX Wheat in progress	5,000,000	6,528,899	—	(1,048,082)	—	10,480,817
Total	176,893,136	15,494,190	(101,463)	(11,154,731)	41,947	181,173,079

(*) Intangible assets with definite useful lives included in the Bioceres Crops CGU were tested for impairment following events or changes in circumstances indicating that their carrying amount may not be recoverable. The triggering event was a change in the business model for HB4, shifting toward expanding and reinforcing the standard licensing-based commercial model. The impairment test concluded that the estimated recoverable amount of the Bioceres Crops CGU exceeded its carrying amount. For further details, see Note 7.9.

	Net		Additions				Net
	carrying		from			Foreign	carrying
	amount		business		Amortization	currency	amount
Class	06/30/2023	Additions	combination	Transfers	of the year	translation	06/30/2024
Seed and integrated products
HB4 technology and breeding program	31,679,681	5,986,682	—	—	(2,091,992)	—	35,574,371
Integrated seed products	2,841,008	—	—	—	(191,559)	32,377	2,681,826
Crop nutrition
Microbiological products	37,295,460	—	—	7,610,115	(3,718,326)	—	41,187,249
Microbiological products in progress	12,213,341	5,869,084	—	(7,610,115)	—	(19,449)	10,452,861
Other intangible assets
Trademarks and patents	51,933,444	44,073	122,305	—	(4,071,453)	—	48,028,369
Trademarks and patents with indefinite useful lives	7,827,309	—	2,095,680	—	—	—	9,922,989
Software	1,638,519	585,313	—	276,128	(670,514)	(1,463)	1,827,983
Software in progress	349,171	507,685	—	(276,128)	—	—	580,728
Customer loyalty	23,006,023	—	—	—	(1,369,263)	—	21,636,760
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	—	5,000,000
Total	173,783,956	12,992,837	2,217,985	—	(12,113,107)	11,465	176,893,136

Schedule of carrying amount of goodwill

	06/30/2025	06/30/2024
Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,322	7,523,322
Pro farm Group, Inc.	76,089,749	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
	112,163,432	112,163,432

Schedule of cash flow projections for impairment test

Key assumption	Management’s approach
Discount rate

The discount rate applied was either 16.39% or 11.56%, depending on the target market.

The weighted average cost of capital (WACC) was estimated using the market capital structure plus 2% of risk premium which reflect the higher risk associated with intangible assets.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices and royalties estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 14.11% for Rizobacter UGE and for Bioceres Crops UGE, and 9.28% for Pro Farm UGE due to the target market.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices (Rizobacter CGU and Pro Farm CGU) and royalties (Bioceres Crops CGU) estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

Terminal value	Rizobacter CGU and Bioceres Crops CGU: The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. Pro Farm CGU: EBITDA multiple (10x)

Schedule of investment properties

	06/30/2025	06/30/2024
Investment properties	570,324	560,783
	570,324	560,783

Schedule of trade and other payables

	06/30/2025	06/30/2024
Trade creditors	87,073,151	108,307,192
Shareholders and other related parties (Note 17)	286,172	37,985
Trade creditors - Parent company (Note 17)	878,874	729,171
Trade creditors - Joint ventures and associates (Note 17)	3,625,406	52,888,732
Taxes	3,283,856	5,647,550
Miscellaneous	1,285,145	1,121,839
	96,432,604	168,732,469

Non-current
Trade creditors	4,785,300	—
Trade creditors - Joint ventures and associates (Note 17)	43,696,426	—
	48,481,726	—

Schedule of borrowings

	06/30/2025	06/30/2024
Current
Bank borrowings	93,752,214	91,816,134
Corporate bonds	25,265,276	42,035,925
Trust debt securities	710,636	2,895,139
	119,728,126	136,747,198
Non-current
Bank borrowings	12,271,490	15,316,612
Corporate bonds	25,926,536	25,071,823
Trust debt securities	—	1,716,447
	38,198,026	42,104,882

Schedule of carrying value of borrowings

	06/30/2025		06/30/2024
	Amortized		Amortized
	cost	Fair value	cost	Fair value
Current
Bank borrowings	93,752,214	83,183,234	91,816,134	89,874,010
Corporate Bonds	25,265,276	22,529,823	42,035,925	41,492,963

Non-current
Bank borrowings	12,271,490	9,402,501	15,316,612	14,850,783
Corporate Bonds	25,926,536	18,732,545	25,071,823	23,845,583

Schedule of employee benefits and social security

	06/30/2025	06/30/2024
Salaries, accrued incentives, vacations and social security	6,108,130	7,192,492
Key management personnel (Note 17)	65,882	148,466
	6,174,012	7,340,958

Schedule of deferred revenue and advances from customers

	06/30/2025	06/30/2024
Current
Advances from customers	4,282,668	3,335,740
Deferred revenue	—	587,400
	4,282,668	3,923,140
Non-current
Advances from customers	—	52,511
Deferred revenue	1,436,912	1,872,627
	1,436,912	1,925,138

Schedule of provisions

	06/30/2025	06/30/2024
Provisions for contingencies	1,267,572	1,255,702
	1,267,572	1,255,702

Schedule of changes in allowances and provisions

				Currency
			Uses and	conversion
Item	06/30/2024	Additions	reversals	difference	06/30/2025
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,050,280)	(7,123,716)	—	50,533	(14,123,463)
Allowance for obsolescence	(3,087,563)	(1,547,723)	1,158,036	(29,204)	(3,506,454)
Total deducted from assets	(10,137,843)	(8,671,439)	1,158,036	21,329	(17,629,917)

INCLUDED IN LIABILITIES
Provisions for contingencies	(1,255,702)	(335,773)	309,793	14,110	(1,267,572)
Total included in liabilities	(1,255,702)	(335,773)	309,793	14,110	(1,267,572)
Total	(11,393,545)	(9,007,212)	1,467,829	35,439	(18,897,489)

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2023	Additions	combination	reversals	difference	06/30/2024
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,425,604)	(753,428)	—	777,558	351,194	(7,050,280)
Allowance for obsolescence	(2,492,499)	(586,515)	—	69,582	(78,131)	(3,087,563)
Total deducted from assets	(9,918,103)	(1,339,943)	—	847,140	273,063	(10,137,843)

INCLUDED IN LIABILITIES
Provisions for contingencies	(891,769)	(367,126)	(355,898)	393,073	(33,982)	(1,255,702)
Total included in liabilities	(891,769)	(367,126)	(355,898)	393,073	(33,982)	(1,255,702)
Total	(10,809,872)	(1,707,069)	(355,898)	1,240,213	239,081	(11,393,545)